Financial instruments classification - Classification of financial assets and liabilities by currencies (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Total current financial assets	$ 8,950	$ 8,217
Total noncurrent financial assets	3,232	626
Total of financial assets	12,182	8,843
Total current financial liabilities	6,118	6,057
Total noncurrent financial liabilities	23,680	29,749
Total of financial liabilities	29,798	35,806
R$
Financial instruments
Total current financial assets	2,097	1,403
Total noncurrent financial assets	389	435
Total of financial assets	2,486	1,838
Total current financial liabilities	3,327	2,966
Total noncurrent financial liabilities	5,328	7,783
Total of financial liabilities	8,655	10,749
US$
Financial instruments
Total current financial assets	6,690	6,396
Total noncurrent financial assets	2,843	142
Total of financial assets	9,533	6,538
Total current financial liabilities	2,267	2,225
Total noncurrent financial liabilities	17,005	19,963
Total of financial liabilities	19,272	22,188
CAD
Financial instruments
Total current financial assets	54	45
Total noncurrent financial assets		49
Total of financial assets	54	94
Total current financial liabilities	404	629
Total noncurrent financial liabilities	207	209
Total of financial liabilities	611	838
EUR
Financial instruments
Total current financial assets	11	57
Total of financial assets	11	57
Total current financial liabilities	86	160
Total noncurrent financial liabilities	1,140	1,794
Total of financial liabilities	1,226	1,954
Others currencies
Financial instruments
Total current financial assets	98	316
Total of financial assets	98	316
Total current financial liabilities	34	77
Total of financial liabilities	34	77
Cash and cash equivalents
Financial instruments
Total current financial assets	4,328	4,262
Cash and cash equivalents | R$
Financial instruments
Total current financial assets	1,790	961
Cash and cash equivalents | US$
Financial instruments
Total current financial assets	2,395	2,899
Cash and cash equivalents | CAD
Financial instruments
Total current financial assets	48	45
Cash and cash equivalents | EUR
Financial instruments
Total current financial assets	11	56
Cash and cash equivalents | Others currencies
Financial instruments
Total current financial assets	84	301
Financial investments
Financial instruments
Total current financial assets	18	18
Financial investments | R$
Financial instruments
Total current financial assets	1	1
Financial investments | US$
Financial instruments
Total current financial assets	17	17
Derivative financial instruments
Financial instruments
Total current financial assets	106	274
Derivative financial instruments | R$
Financial instruments
Total current financial assets	60	104
Derivative financial instruments | US$
Financial instruments
Total current financial assets	46	170
Accounts receivable
Financial instruments
Total current financial assets	2,600	3,663
Accounts receivable | R$
Financial instruments
Total current financial assets	246	337
Accounts receivable | US$
Financial instruments
Total current financial assets	2,334	3,310
Accounts receivable | CAD
Financial instruments
Total current financial assets	6
Accounts receivable | EUR
Financial instruments
Total current financial assets		1
Accounts receivable | Others currencies
Financial instruments
Total current financial assets	14	15
Related parties
Financial instruments
Total current financial assets	1,898
Related parties | US$
Financial instruments
Total current financial assets	1,898
Derivative financial instruments
Financial instruments
Total noncurrent financial assets	453	446
Derivative financial instruments | R$
Financial instruments
Total noncurrent financial assets	384	400
Derivative financial instruments | US$
Financial instruments
Total noncurrent financial assets	69	46
Loans
Financial instruments
Total noncurrent financial assets	151	180
Loans | R$
Financial instruments
Total noncurrent financial assets	5	35
Loans | US$
Financial instruments
Total noncurrent financial assets	146	96
Loans | CAD
Financial instruments
Total noncurrent financial assets		49
Related parties
Financial instruments
Total noncurrent financial assets	2,628
Related parties | US$
Financial instruments
Total noncurrent financial assets	2,628
Suppliers and contractors
Financial instruments
Total current financial liabilities	4,041	3,630
Suppliers and contractors | R$
Financial instruments
Total current financial liabilities	2,464	1,897
Suppliers and contractors | US$
Financial instruments
Total current financial liabilities	1,108	948
Suppliers and contractors | CAD
Financial instruments
Total current financial liabilities	386	612
Suppliers and contractors | EUR
Financial instruments
Total current financial liabilities	49	96
Suppliers and contractors | Others currencies
Financial instruments
Total current financial liabilities	34	77
Derivative financial instruments
Financial instruments
Total current financial liabilities	104	414
Derivative financial instruments | R$
Financial instruments
Total current financial liabilities	95	317
Derivative financial instruments | US$
Financial instruments
Total current financial liabilities	9	97
Loans and borrowings
Financial instruments
Total current financial liabilities	1,703	1,660
Loans and borrowings | R$
Financial instruments
Total current financial liabilities	768	752
Loans and borrowings | US$
Financial instruments
Total current financial liabilities	880	827
Loans and borrowings | CAD
Financial instruments
Total current financial liabilities	18	17
Loans and borrowings | EUR
Financial instruments
Total current financial liabilities	37	64
Related parties
Financial instruments
Total current financial liabilities	270	353
Related parties | US$
Financial instruments
Total current financial liabilities	270	353
Derivative financial instruments
Financial instruments
Total noncurrent financial liabilities	686	1,225
Derivative financial instruments | R$
Financial instruments
Total noncurrent financial liabilities	638	1,052
Derivative financial instruments | US$
Financial instruments
Total noncurrent financial liabilities	48	173
Loans and borrowings
Financial instruments
Total noncurrent financial liabilities	20,786	27,662
Loans and borrowings | R$
Financial instruments
Total noncurrent financial liabilities	3,379	5,869
Loans and borrowings | US$
Financial instruments
Total noncurrent financial liabilities	16,060	19,790
Loans and borrowings | CAD
Financial instruments
Total noncurrent financial liabilities	207	209
Loans and borrowings | EUR
Financial instruments
Total noncurrent financial liabilities	1,140	1,794
Related parties
Financial instruments
Total noncurrent financial liabilities	975	87
Related parties | R$
Financial instruments
Total noncurrent financial liabilities	78	87
Related parties | US$
Financial instruments
Total noncurrent financial liabilities	897
Participative stockholders' debentures
Financial instruments
Total noncurrent financial liabilities	1,233	775
Participative stockholders' debentures | R$
Financial instruments
Total noncurrent financial liabilities	$ 1,233	$ 775